Leases - Maturity of lease liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Maturities of lease liabilities
2026	$ 4
2027	0
2028	0
2029	0
2030	0
Total operating lease payments	4
Less: imputed interest	0
Present value of operating lease liabilities	$ 4